PHOENIX PREMIUM EDGE(SM)

                        PHL VARIABLE ACCUMULATION ACCOUNT
                    ISSUED BY PHL VARIABLE INSURANCE COMPANY

         SUPPLEMENT DATED AUGUST 9, 2002 TO PROSPECTUS DATED MAY 1, 2002

      The information contained in this supplement updates your prospectus.

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THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR PROSPECTUS:

      THE PHOENIX EDGE SERIES FUND
      ----------------------------
         [diamond] Phoenix-Kayne Large-Cap Core Series
         [diamond] Phoenix-Kayne Small-Cap Quality Value Series
         [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
         [diamond] Phoenix-Lazard U.S. Multi-Cap Series
         [diamond] Phoenix-Lord Abbett Bond-Debenture Series
         [diamond] Phoenix-Lord Abbett Large-Cap Value Series
         [diamond] Phoenix-Lord Abbett Mid-Cap Value Series
         [diamond] Phoenix-State Street Research Small-Cap Growth Series

   These funds are not yet available to California residents and are pending
                           California state approval.

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THE FOLLOWING INFORMATION IS ADDED TO THE SECTION TITLED "INVESTMENTS OF THE ACCOUNT" IN YOUR PROSPECTUS:

PARTICIPATING INVESTMENT FUNDS
    The following subaccounts invest in corresponding series of a fund.

THE PHOENIX EDGE SERIES FUND
     PHOENIX-KAYNE LARGE-CAP CORE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LAZARD SMALL-CAP VALUE SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LAZARD U.S. MULTI-CAP SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES: The series seeks high current income and long-term capital appreciation to produce a high-total return.

     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES: The series seeks capital appreciation with income as a secondary consideration.

     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES: The series seeks capital appreciation.

     PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES: The series seeks long-term capital growth.

TF778                                                                Page 1 of 4

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THE FOLLOWING INFORMATION IS ADDED TO THE "SUMMARY OF EXPENSES" SECTION IN THE
PROSPECTUS:

ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

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                                                                             OTHER                          OTHER
                                                                           OPERATING    TOTAL ANNUAL     OPERATING     TOTAL ANNUAL
                                                      INVESTMENT  RULE      EXPENSES    FUND EXPENSES     EXPENSES     FUND EXPENSES
                                                      MANAGEMENT  12B-1      BEFORE        BEFORE          AFTER           AFTER
                      SERIES                             FEE      FEES   REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT   REIMBURSEMENT
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THE PHOENIX EDGE SERIES FUND
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Phoenix-Aberdeen International (6)                      0.75%      N/A       0.27%          1.02%          0.27%           1.02%
Phoenix-Aberdeen New Asia (5)                           1.00%      N/A       1.41%          2.41%          0.25%           1.25%
Phoenix-AIM Mid-Cap Equity (3, 8)                       0.85%      N/A       2.28%          3.13%          0.22%           1.07%
Phoenix-Alliance/Bernstein Growth + Value (3, 8)        0.85%      N/A       2.34%          3.19%          0.22%           1.07%
Phoenix-Deutsche Dow 30 (3, 7)                          0.35%      N/A       0.77%          1.12%          0.15%           0.50%
Phoenix-Deutsche Nasdaq-100 Index(R)(3, 7)              0.35%      N/A       2.00%          2.35%          0.15%           0.50%
Phoenix-Duff & Phelps Real Estate Securities (5, 7)     0.75%      N/A       0.41%          1.16%          0.25%           1.00%
Phoenix-Engemann Capital Growth (3, 7)                  0.63%      N/A       0.09%          0.72%          0.09%           0.72%
Phoenix-Engemann Small & Mid-Cap Growth (5, 7)          0.90%      N/A       1.23%          2.13%          0.25%           1.15%
Phoenix-Federated U.S. Government Bond (4, 9)           0.60%      N/A       0.86%          1.46%          0.24%           0.84%
Phoenix-Goodwin Money Market (3, 7)                     0.40%      N/A       0.20%          0.60%          0.15%           0.55%
Phoenix-Goodwin Multi-Sector Fixed Income (3, 7)        0.50%      N/A       0.21%          0.71%          0.15%           0.65%
Phoenix-Hollister Value Equity (3, 7)                   0.70%      N/A       0.30%          1.00%          0.15%           0.85%
Phoenix-J.P. Morgan Research Enhanced Index (2, 7)      0.45%      N/A       0.25%          0.70%          0.10%           0.55%
Phoenix-Janus Flexible Income (3, 7)                    0.80%      N/A       0.71%          1.51%          0.15%           0.95%
Phoenix-Janus Growth (3, 7)                             0.85%      N/A       0.34%          1.19%          0.15%           1.00%
Phoenix-Kayne Large-Cap Core (1, 10)                    0.70%      N/A       0.54%          1.24%          0.15%           0.85%
Phoenix-Kayne Small-Cap Quality Value (1, 10)           0.90%      N/A       1.13%          2.03%          0.15%           1.05%
Phoenix-Lazard International Equity Select (1, 10)      0.90%      N/A       1.54%          2.44%          0.15%           1.05%
Phoenix-Lazard Small-Cap Value (1, 10)                  0.90%      N/A       1.16%          2.06%          0.15%           1.05%
Phoenix-Lazard U.S. Multi-Cap (1, 10)                   0.80%      N/A       0.95%          1.75%          0.15%           0.95%
Phoenix-Lord Abbett Bond-Debenture (1, 10)              0.75%      N/A       1.31%          2.06%          0.15%           0.90%
Phoenix-Lord Abbett Large-Cap Value (1, 10)             0.75%      N/A       0.71%          1.46%          0.15%           0.90%
Phoenix-Lord Abbett Mid-Cap Value (1, 10)               0.85%      N/A       0.99%          1.84%          0.15%           1.00%
Phoenix-MFS Investors Growth Stock (3, 7, 8)            0.75%      N/A       2.99%          3.74%          0.22%           0.97%
Phoenix-MFS Investors Trust (3, 7, 8)                   0.75%      N/A       3.34%          4.09%          0.22%           0.97%
Phoenix-MFS Value (3, 7, 8)                             0.75%      N/A       1.85%          2.60%          0.22%           0.97%
Phoenix-Oakhurst Growth & Income (3, 7)                 0.70%      N/A       0.23%          0.93%          0.15%           0.85%
Phoenix-Oakhurst Strategic Allocation (3, 7)            0.58%      N/A       0.13%          0.71%          0.13%           0.71%
Phoenix-Sanford Bernstein Global Value (3)              0.90%      N/A       1.90%          2.80%          0.15%           1.05%
Phoenix-Sanford Bernstein Mid-Cap Value (3, 7)          1.05%      N/A       0.49%          1.54%          0.15%           1.20%
Phoenix-Sanford Bernstein Small-Cap Value (3, 7)        1.05%      N/A       1.28%          2.33%          0.15%           1.20%
Phoenix-Seneca Mid-Cap Growth (5, 7)                    0.80%      N/A       0.30%          1.10%          0.25%           1.05%
Phoenix-Seneca Strategic Theme (5, 7)                   0.75%      N/A       0.21%          0.96%          0.21%           0.96%
Phoenix-State Street Research Small-Cap Growth (1, 10)  0.85%      N/A       0.70%          1.55%          0.15%           1.00%
Phoenix-Van Kampen Focus Equity (3, 7)                  0.85%      N/A       2.33%          3.18%          0.15%           1.00%
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(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .15% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .20% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .25% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .30% of the series' average net assets.
(5) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .35% of the series' average net assets.
(6) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(7) Total annual fund expenses (after reimbursement) excludes offsets for custodian fees. If the offsets were included, total annual fund expenses would not change significantly.
(8) This series has been in existence for less than 1 year; therefore, the series operating expense is for the period ended June 30, 2002..
(9) Actual total annual fund expenses (after reimbursement and offsets for custodian fees) were 0.82% for the year ended December 31, 2001.
(10) This series has been in existence for less than 1 year; therefore, the expense number has been annualized and may include start-up expenses. Other expenses are based on estimated amounts for the current fiscal year.

Note: each or all of the expense caps noted above in Footnotes 1 - 6 may be changed or eliminated at any time without notice.

TF778                                                                Page 2 of 4

EXPENSE EXAMPLES:


If you surrender your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

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                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                       $105              $172              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                               113               195              N/A               N/A
Phoenix-Lazard International Equity Select                          117               207              N/A               N/A
Phoenix-Lazard Small-Cap Value                                      113               196              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                       110               187              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                  113               196              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                 107               179              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                   111               190              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                      108               181              N/A               N/A

If you annuitize your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

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                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                       $105              $172              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                               113               195              N/A               N/A
Phoenix-Lazard International Equity Select                          117               207              N/A               N/A
Phoenix-Lazard Small-Cap Value                                      113               196              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                       110               187              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                  113               196              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                 107               179              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                   111               190              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                      108               181              N/A               N/A

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

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                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                        $33              $100              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                                41               123              N/A               N/A
Phoenix-Lazard International Equity Select                           45               135              N/A               N/A
Phoenix-Lazard Small-Cap Value                                       41               124              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                        38               115              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                   41               124              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  35               107              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                    39               118              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       36               109              N/A               N/A





TF778                                                                Page 3 of 4

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THE FOLLOWING ADVISORS AND THEIR INVESTMENT OPTIONS ARE ADDED TO THE "INVESTMENT ADVISORS" SECTION IN YOUR PROSPECTUS:

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     PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
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     Phoenix-Kayne Large-Cap Core Series
     Phoenix-Kayne Small-Cap Quality Value Series
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     ------------------------------------------------------------------
     PIC SUBADVISORS
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     Kayne Anderson Rudnick Investment Management, LLC
     o   Phoenix-Kayne Large-Cap Core Series
     o   Phoenix-Kayne Small-Cap Quality Value Series
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     PHOENIX VARIABLE ADVISORS, INC. ("PVA")
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     Phoenix-Lazard International Equity Select Series
     Phoenix-Lazard Small-Cap Value Series
     Phoenix-Lazard U.S. Multi-Cap Series
     Phoenix-Lord Abbett Bond-Debenture Series
     Phoenix-Lord Abbett Large-Cap Value Series
     Phoenix-Lord Abbett Mid-Cap Value Series
     Phoenix-State Street Research Small-Cap Growth Series
     ------------------------------------------------------------------

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     PVA SUBADVISORS
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     Lazard Asset Management
     o   Phoenix-Lazard International Equity Select Series
     o   Phoenix-Lazard Small-Cap Value Series
     o   Phoenix-Lazard U.S. Multi-Cap Series
     Lord, Abbett & Co.
     o   Phoenix-Lord Abbett Bond-Debenture Series
     o   Phoenix-Lord Abbett Large-Cap Value Series
     o   Phoenix-Lord Abbett Mid-Cap Value Series
     State Street Research & Management Company
     o   Phoenix-State Street Research Small-Cap Growth Series
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KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.





TF778                                                                Page 4 of 4